Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $1.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.30%
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $199.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.90%
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $235.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)
Innovator U.S. Small Cap Power Buffer ETF™ - April | iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $169.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.80%)